Related Party Transactions - Other current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction
Other current assets from related parties	$ 22,791,000	$ 15,192,000
Related Party
Related Party Transaction
Other current assets from related parties	2,017,000	1,318,000
Related Party | KNOT and affiliates
Related Party Transaction
Other current assets from related parties	1,342,000	1,000
Related Party | KOAS
Related Party Transaction
Other current assets from related parties	$ 675,000	$ 1,317,000